Expense Example - International Opportunities	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years
USD ($)	91	1,967	3,680	7,344	101	1,993	3,718	7,392	116	2,032	3,773	7,463